Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Class A CNY (¥) shares		Class B CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Parent CNY (¥)	Noncontrolling Interest CNY (¥)
Balance (in shares) at Dec. 31, 2015 | shares			20,802,611		8,515,000	(1,246,073)
Balance at Dec. 31, 2015		¥ 2,533,997	¥ 69	[1]	¥ 29	¥ (117,837)	¥ 990,517	¥ 1,597,865	¥ (21,757)	¥ 2,448,886	¥ 85,111
Net Income		603,228						643,829		643,829	(40,601)
Share-based compensation		¥ 79,171					79,171			79,171
Vesting of restricted shares | shares			138,492
Issuance of ordinary shares upon exercise of options (in shares) | shares	62,430	62,430	62,430
Issuance of ordinary shares upon exercise of options		¥ 4,539	¥ 1	[1]			4,538			4,539
Repurchase of ordinary shares | shares						(41,132)
Repurchase of ordinary shares		(12,602)				¥ (12,602)				(12,602)
Other comprehensive income-foreign currency translation adjustments		19,242							19,325	19,325	(83)
Other comprehensive income-change in fair value of available-for-sale investments		(3,001)							(3,001)	(3,001)
Non-controlling Interest capital injection		5,698									5,698
Changes in equity ownership on partial disposal of subsidiaries		161,000					151,990			151,990	9,010
Balance (in shares) at Dec. 31, 2016 | shares			21,003,533		8,515,000	(1,287,205)
Balance at Dec. 31, 2016		3,391,272	¥ 70	[1]	¥ 29	¥ (130,439)	1,226,216	2,241,694	(5,433)	3,332,137	59,135
Net Income		755,379						769,124		769,124	(13,745)
Termination of redeemable non-controlling interest of a subsidiary (Note 13)		(6,201)						(6,201)		(6,201)
Share-based compensation		¥ 93,635					93,635			93,635
Vesting of restricted shares | shares			115,995
Issuance of ordinary shares upon exercise of options (in shares) | shares	203,174	203,174	203,174
Issuance of ordinary shares upon exercise of options		¥ 19,692	¥ 1	[1]			19,691			19,692
Repurchase of ordinary shares | shares	(99,347)	(99,347)				(99,347)
Repurchase of ordinary shares	$ (4,809)	¥ (31,280)				¥ (31,280)				(31,280)
Other comprehensive income-foreign currency translation adjustments		(33,876)							(33,849)	(33,849)	(27)
Other comprehensive income-change in fair value of available-for-sale investments		252,706							252,706	252,706
Non-controlling Interest capital injection		35,123									35,123
Changes in equity ownership on partial disposal of subsidiaries										30
Non-controlling Interest capital divestment		(1,970)					30			30	(2,000)
Conversion of convertible notes, Shares | shares			108,554
Conversion of convertible notes, Value		33,266					33,266			33,266
Transfer of Class B shares to Class A shares | shares			50,000		(50,000)
Retirement of treasury stock, Value			¥ (4)	[1]		¥ 121,452		(121,448)
Retirement of treasury stock, Shares | shares			(1,246,073)			1,246,073
Balance (in shares) at Dec. 31, 2017 | shares			20,235,183		8,465,000	(140,479)
Balance at Dec. 31, 2017		4,507,746	¥ 67	[1]	¥ 29	¥ (40,267)	1,372,838	2,883,169	213,424	4,429,260	78,486
Net Income		803,746						811,297		811,297	(7,551)
Impact of ASU 2016-01 (Note 2(j))								251,641	(251,641)
Share-based compensation		¥ 112,763					112,763			112,763
Vesting of restricted shares | shares			133,010
Issuance of ordinary shares upon exercise of options (in shares) | shares	201,630	201,630	201,630
Issuance of ordinary shares upon exercise of options		¥ 45,896	¥ 1	[1]			45,895			45,896
Other comprehensive income-foreign currency translation adjustments	$ 11,018	75,752							75,841	75,841	(89)
Other comprehensive income-change in fair value of available-for-sale investments		(1,429)							(1,429)	(1,429)
Non-controlling Interest capital injection		63,929									63,929
Impact of acquisition		290,663									290,663
Disposal of a subsidiary		(87,761)									(87,761)
Conversion of convertible notes, Shares | shares			1,170,430
Conversion of convertible notes, Value		364,072	¥ 4	[1]			364,068			364,072
Transfer of Class B shares to Class A shares | shares			150,000		(150,000)
Transfer of Class B shares to Class A shares, value			¥ 1	[1]	¥ (1)
Balance (in shares) at Dec. 31, 2018 | shares			21,890,253		8,315,000	(140,479)
Balance at Dec. 31, 2018	$ 898,170	¥ 6,175,377	¥ 73	[1]	¥ 28	¥ (40,267)	¥ 1,895,564	¥ 3,946,107	¥ 36,195	¥ 5,837,700	¥ 337,677

[1]	The amount less than RMB 1 is rounded to zero.